Annual Fund Operating Expenses	Dec. 29, 2025
FI Institutional Group Stock Fund for Retirement Plans | FI Institutional Group Stock Fund for Retirement Plans
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[2]
Acquired Fund Fees and Expenses	0.00%	[3]
Expenses (as a percentage of Assets)	0.00%
FI Institutional Group ESG Stock Fund for Retirement Plans | FI Institutional Group ESG Stock Fund for Retirement Plans
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[4]
Other Expenses (as a percentage of Assets):	0.00%	[5]
Acquired Fund Fees and Expenses	0.00%	[6]
Expenses (as a percentage of Assets)	0.00%
FI Institutional Group Fixed Income Fund for Retirement Plans | FI Institutional Group Fixed Income Fund for Retirement Plans
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[7]
Other Expenses (as a percentage of Assets):	0.00%	[8]
Acquired Fund Fees and Expenses	0.01%	[9]
Expenses (as a percentage of Assets)	0.01%
FI Institutional Group ESG Fixed Income Fund for Retirement Plans | FI Institutional Group ESG Fixed Income Fund for Retirement Plans
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[10]
Other Expenses (as a percentage of Assets):	0.00%	[11]
Acquired Fund Fees and Expenses	0.01%	[12]
Expenses (as a percentage of Assets)	0.01%

[1]	-The Fund is available only to eligible retirement plans receiving Fisher Asset Management, LLC’s (the “Adviser”) managed account or other services. The Fund does not pay a management fee to the Adviser. Retirement plans, plan sponsors and/or plan participants pay a separate fee for the Adviser’s services and also pay fees to record keepers and administrators. If paid from plan assets, these fees will reduce the net return to plan participants but are not reflected in net fund performance.
[2]	-The Adviser pays all of the operating expenses of the Fund except portfolio transaction and other investment-related costs (including brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, such as option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles).
[3]	-Acquired Fund Fees and Expenses are fees and expenses incurred by the Fund in connection with its investments in other investment companies.
[4]	-The Fund is available only to eligible retirement plans receiving Fisher Asset Management, LLC’s (the “Adviser”) managed account or other services. The Fund does not pay a management fee to the Adviser. Retirement plans, plan sponsors and/or plan participants pay a separate fee for the Adviser’s services and also pay fees to record keepers and administrators. If paid from plan assets, these fees will reduce the net return to plan participants but are not reflected in net fund performance.
[5]	-The Adviser pays all of the operating expenses of the Fund except portfolio transaction and other investment-related costs (including brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, such as option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles).
[6]	-Acquired Fund Fees and Expenses are fees and expenses incurred by the Fund in connection with its investments in other investment companies.
[7]	-The Fund is available only to eligible retirement plans receiving Fisher Asset Management, LLC’s (the “Adviser”) managed account or other services. The Fund does not pay a management fee to the Adviser. Retirement plans, plan sponsors and/or plan participants pay a separate fee for the Adviser’s services and also pay fees to record keepers and administrators. If paid from plan assets, these fees will reduce the net return to plan participants but are not reflected in net fund performance.
[8]	-The Adviser pays all of the operating expenses of the Fund except portfolio transaction and other investment-related costs (including brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, such as option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles).
[9]	-Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies. AFFE are paid by the Fund and not the Adviser as they are investment-related costs. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[10]	-The Fund is available only to eligible retirement plans receiving Fisher Asset Management, LLC’s (the “Adviser”) managed account or other services. The Fund does not pay a management fee to the Adviser. Retirement plans, plan sponsors and/or plan participants pay a separate fee for the Adviser’s services and also pay fees to record keepers and administrators. If paid from plan assets, these fees will reduce the net return to plan participants but are not reflected in net fund performance.
[11]	-The Adviser pays all of the operating expenses of the Fund except portfolio transaction and other investment-related costs (including brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, such as option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles).
[12]	-Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies. AFFE are paid by the Fund and not the Adviser as they are investment-related costs. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.